Income Taxes (Details Narrative) (OWP Ventures, Inc.) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Federal net operating losses	$ 3,681,600
Net operating loss carry forwards, expire year	2038
OWP Ventures, Inc. [Member]
Federal net operating losses		$ 1,506,000
Net operating loss carry forwards, expire year		2038